Summary of significant accounting policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of significant accounting policies
Basis of presentation

Basis of presentation

The accompanying unaudited interim condensed unaudited condensed financial statements have been prepared in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 270, Interim Reporting and include the accounts of the Company and its wholly-owned subsidiaries, POINT Biopharma Corp., POINT Biopharma USA, Inc. and West 78th Street, LLC for financial information and pursuant to the rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America (“U.S. GAAP”). All intercompany accounts and transactions have been eliminated in consolidation. In the opinion of management, the unaudited condensed consolidated financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results for the periods presented. Except as described below, the accounting policies and methods of computation applied in the unaudited interim condensed consolidated financial statements and related notes contained therein are consistent with those applied by the Company in its audited consolidated financial statements as at and for the year ended December 31, 2020 (the “2020 Financial Statements”). These unaudited interim condensed consolidated financial statements should be read in conjunction with the 2020 Financial Statements.

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of the Company and its wholly-owned subsidiaries, POINT Biopharma Corp., POINT Biopharma USA, Inc. and West 78th Street, LLC. All intercompany accounts and transactions have been eliminated in consolidation.

Going concern

Going Concern

The Company assesses and determines its ability to continue as a going concern in accordance with the provisions of ASC Topic 205‑40, Presentation of Financial Statements — Going Concern. The Company’s current cash and cash equivalents balance will not be sufficient to complete all necessary development activities and commercially launch its products. The Company anticipates that its current cash and cash equivalents balance will not be sufficient to sustain operations within one year after the date that these unaudited interim condensed consolidated financial statements and notes were issued, which raises substantial doubt about the Company’s ability to continue as a going concern. For additional details on the factors identified that raise substantial doubt as to the Company’s ability to continue as a going concern, please see the 2020 Financial Statements.

The Company believes that its cash of approximately $19,843,052 as of March 31, 2021, together with funds to be received in connection with the Business Combination and PIPE financing alleviate the substantial doubt as to the Company’s ability to continue as a going concern.

These unaudited interim condensed consolidated financial statements and accompanying notes have been prepared on the basis that the Company will continue as a going concern, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

Going concern

The Company assesses and determines its ability to continue as a going concern in accordance with the provisions of ASC Topic 205‑40, Presentation of Financial Statements — Going Concern.

As of December 31, 2020, the Company’s cash and cash equivalents totaled $10,546,749 and its accumulated deficit was $13,382,227. For the fiscal years ended December 31, 2020 and 2019, the Company incurred net losses of $13,373,003 and $9,224, respectively. As of December 31, 2020, the Company had aggregate gross interest-bearing indebtedness of $3,562,500, which is due at maturity on January 10, 2022. The Company also had $5,163,557 of other non-interest-bearing accounts payable, accrued liabilities and income taxes payable due within one year. On January 28, 2021, all outstanding warrants to purchase common shares of the Company were exercised resulting in cash proceeds of $20,000,000 and on March 8, 2020, 18,000 stock options were exercised resulting in cash proceeds of $450,000 (see note 18). The Company expects to continue to incur significant operating and net losses, as well as negative cash flows from operations, for the foreseeable future as it continues to complete clinical trials for its products and prepares for potential future regulatory approvals and commercialization of its products, if approved. The Company has not generated any revenue to date and does not expect to generate product revenue unless and until it successfully completes development and obtains regulatory approval for at least one of its product candidates. The Company’s current cash and cash equivalents balance will not be sufficient to complete all necessary development activities and commercially launch its products. The Company anticipates that its current cash and cash equivalents balance will not be sufficient to sustain operations within one year after the date that these audited consolidated financial statements and notes were issued, which raises substantial doubt about the Company’s ability to continue as a going concern.

To continue as a going concern, the Company will need, among other things, to raise additional capital resources. On March 15, 2021, the Company entered into a business combination agreement (the “Business Combination Agreement”) with Therapeutics Acquisition Corp. (NASDAQ: RACA) (“RACA”) and Bodhi Merger Sub, Inc. (“Bodhi Merger Sub”), a wholly-owned subsidiary of RACA, pursuant to which Bodhi Merger Sub will merge with and into the Company with the Company as the surviving company (the “Business Combination”) (see note 18). The Company’ believes the proceeds received in connection with the Business Combination, which includes the proceeds from the related PIPE financing, together with the Company’s available resources and existing cash and cash equivalents alleviate the substantial doubt as to the Company’s ability to continue as a going concern.

The consolidated financial statements and accompanying notes have been prepared on the basis that the Company will continue as a going concern, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

Impact of Covid-19

Impact of Covid‑19

The COVID‑19 pandemic, which was declared by the World Health Organization as a pandemic in March 2020 and has spread worldwide, has caused many governments to implement measures to slow the spread of the outbreak through quarantines, travel restrictions, heightened border security and other measures. The impact of this pandemic has been, and will likely continue to be, extensive in many aspects of society, which has resulted, and will likely continue to result, in significant disruptions to the global economy as well as businesses and capital markets around the world. The future progression of the pandemic and its effects on the Company’s business and operations are uncertain.

In response to public health directives and orders and to help minimize the risk of the virus to employees, the Company has taken precautionary measures, including implementing work-from-home policies for certain employees. The impact of the virus, including work-from-home policies, may negatively impact productivity, disrupt the Company’s business, and delay its preclinical research and clinical trial activities and its development program timelines, the magnitude of which will depend, in part, on the length and severity of the restrictions and other limitations on the Company’s ability to conduct its business in the ordinary course. Specifically, the Company may not be able to enroll additional patient cohorts on its planned timeline due to disruptions at its clinical trial sites. The Company is currently unable to predict when it will be able to resume normal clinical activities for its clinical programs. Other impacts to the Company’s business may include temporary closures of its suppliers and disruptions or restrictions on its employees’ ability to travel. Any prolonged material disruption to the Company’s employees or suppliers could adversely impact the Company’s preclinical research and clinical trial activities, financial condition and results of operations, including its ability to obtain financing.

The Company is monitoring the ongoing impact of the COVID‑19 pandemic on its business and the unaudited interim condensed consolidated financial statements. To date, the Company has not experienced any material business disruptions or incurred any impairment losses in the carrying values of its assets as a result of the pandemic and it is not aware of any specific related event or circumstance that would require it to revise its estimates reflected in these unaudited interim condensed consolidated financial statements.

Impact of Covid‑19

The COVID‑19 pandemic, which was declared by the World Health Organization as a pandemic in March 2020 and has spread worldwide, has caused many governments to implement measures to slow the spread of the outbreak through quarantines, travel restrictions, heightened border security and other measures. The impact of this pandemic has been, and will likely continue to be, extensive in many aspects of society, which has resulted, and will likely continue to result, in significant disruptions to the global economy as well as businesses and capital markets around the world. The future progression of the pandemic and its effects on the Company’s business and operations are uncertain.

In response to public health directives and orders and to help minimize the risk of the virus to employees, the Company has taken precautionary measures, including implementing work-from-home policies for certain employees. The impact of the virus, including work-from-home policies, may negatively impact productivity, disrupt the Company’s business, and delay its preclinical research and clinical trial activities and its development program timelines, the magnitude of which will depend, in part, on the length and severity of the restrictions and other limitations on the Company’s ability to conduct its business in the ordinary course. Specifically, the Company may not be able to enroll additional patient cohorts on its planned timeline due to disruptions at its clinical trial sites. The Company is currently unable to predict when it will be able to resume normal clinical activities for its clinical programs. Other impacts to the Company’s business may include temporary closures of its suppliers and disruptions or restrictions on its employees’ ability to travel. Any prolonged material disruption to the Company’s employees or suppliers could adversely impact the Company’s preclinical research and clinical trial activities, financial condition and results of operations, including its ability to obtain financing.

The Company is monitoring the potential impact of the COVID‑19 pandemic on its business and consolidated financial statements. To date, the Company has not experienced any material business disruptions or incurred any impairment losses in the carrying values of its assets as a result of the pandemic and it is not aware of any specific related event or circumstance that would require it to revise its estimates reflected in these consolidated financial statements.

Risks and uncertainties

Risks and uncertainties

The Company has incurred significant net losses since inception and has funded operations through equity financings. Operating losses and negative cash flows are expected to continue for the foreseeable future. As losses continue to be incurred, the Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, successful discovery and development of its product candidates, regulatory approval of its product candidates, development by competitors of new technological innovations, dependence on key personnel, the ability to attract and retain qualified employees, protection of proprietary technology, compliance with governmental regulations, the impact of the COVID‑19 coronavirus, the ability to secure additional capital to fund operations and commercial success of its product candidates. Product candidates currently under development will require extensive preclinical and clinical testing and regulatory approval prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel, and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s drug development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.

Risks and uncertainties

The Company has incurred significant net losses since inception and has funded operations through equity financings. Operating losses and negative cash flows are expected to continue for the foreseeable future. As losses continue to be incurred, the Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, successful discovery and development of its product candidates, regulatory approval of its product candidates, development by competitors of new technological innovations, dependence on key personnel, the ability to attract and retain qualified employees, protection of proprietary technology, compliance with governmental regulations, the impact of the COVID‑19 coronavirus, the ability to secure additional capital to fund operations and commercial success of its product candidates. Product candidates currently under development will require extensive preclinical and clinical testing and regulatory approval prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel, and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s drug development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.

On January 28, 2021, warrants for the purchase of common shares were exercised resulting in net proceeds of $20,000,000 (see note 18). The Company intends to use the net proceeds from exercise of the warrants and the Business Combination for general corporate purposes, funding of development programs, payment of milestones pursuant to the Company’s license agreements, general and administrative expenses, licensing of additional product candidates and working capital.

Use of estimates

Use of estimates

The preparation of the unaudited interim condensed consolidated financial statements requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities, related disclosure of contingent assets and liabilities at the date of the unaudited interim condensed consolidated financial statements, and the reported amounts of expenses for the periods presented. Significant estimates and assumptions reflected in these unaudited interim condensed consolidated financial statements include, but are not limited to, the accrual of research and development expenses and the valuations of stock options and warrants. The Company bases its estimates on historical experience, known trends and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates when there are changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results may differ from those estimates or assumptions.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities, related disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of expenses for the periods presented. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, the accrual of research and development expenses and the valuations of stock options and warrants. The Company bases its estimates on historical experience, known trends and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates when there are changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results may differ from those estimates or assumptions.

Deferred Financing Costs

Deferred Financing Costs

The Company capitalized certain legal, audit, accounting and other third-party fees that are directly associated with the Business Combination as deferred financing costs until the Business Combination is completed. After completion of the Business Combination, these fees will be recorded as a reduction to additional paid-in capital generated as a result of the Business Combination. Should the Business Combination not be completed, the deferred financing costs will be expensed immediately as a charge to operating expenses in the consolidated statements of operations.

Recent accounting pronouncements not yet effective

Recent accounting pronouncements not yet effective

Debt with Conversion and Other Options

The FASB has issued ASU 2020‑06, Debt — Debt with Conversion and Other Options (Subtopic 470‑20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815‑40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020‑06”). ASU 2020‑06 simplifies the accounting for convertible instruments, such as convertible debt or convertible preferred stock, by eliminating two potential methods in accounting for the embedded conversion feature. The standard also removes certain conditions previously used to evaluate whether a freestanding financial instrument, or certain types of embedded features, are considered to be settled in the issuer’s own equity. Finally, ASU 2020‑06 requires that an entity use the if-converted method in calculating the effects of convertible instruments on diluted earnings per share, with one limited exception. The amendments in this ASU are effective for the Company for fiscal years beginning after December 15, 2023. Early adoption is permitted, but no earlier than for fiscal years beginning after December 15, 2020. The Company is currently evaluating the effects of this guidance.

Recent accounting pronouncements not yet effective

Debt with Conversion and Other Options

The FASB has issued ASU 2020‑06, Debt — Debt with Conversion and Other Options (Subtopic 470‑20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815‑40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020‑06”). ASU 2020‑06 simplifies the accounting for convertible instruments, such as convertible debt or convertible preferred stock, by eliminating two potential methods in accounting for the embedded conversion feature. The standard also removes certain conditions previously used to evaluate whether a freestanding financial instrument, or certain types of embedded features, are considered to be settled in the issuer’s own equity. Finally, ASU 2020‑06 requires that an entity use the if-converted method in calculating the effects of convertible instruments on diluted earnings per share, with one limited exception. The amendments in this ASU are effective for the Company for fiscal years beginning after December 15, 2023. Early adoption is permitted, but no earlier than for fiscal years beginning after December 15, 2020. The Company is currently evaluating the effects of this guidance.

Foreign currency and currency translation

Foreign currency and currency translation

The reporting currency of the Company is the U.S. dollar. The functional currency of the Company’s legal entities including its parent is also the U.S. dollar. As a result, the Company records no cumulative translation adjustments related to translation of unrealized foreign exchange gains or losses.

Realized foreign exchange gains and losses that arise from exchange rate changes on transactions denominated in a currency other than the local currency are included in other income (expense), net in the consolidated statements of operations, as incurred.

Account balances denominated in a currency other than the local currency are translated at the year-end spot rate with the unrealized exchanged gains and losses included in other income (expense) net in the consolidated statements of operations.

Fair value of financial instruments

Fair value of financial instruments

Cash and cash equivalents are carried at fair value. Other financial instruments, including accounts payable and mortgage payable, are carried at amortized cost, which approximates fair value given their short-term nature.

Fair value measurements

Fair value measurements

Certain assets and liabilities of the Company are carried at fair value under U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.
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Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

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Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

Cash and cash equivalents		Cash and cash equivalents The Company considers all highly liquid instruments with an original maturity of three months or less as cash equivalents.
Property in development

Property in development

Property in development includes the purchase price of the land and building for the Company’s manufacturing facility in Indianapolis, Indiana, plus other acquisition-related costs. The Company also capitalizes all direct costs relating to the development of this property including interest on its mortgage borrowings and direct development costs identified with the property. Once the asset is complete and available for use, the costs of construction are transferred to the appropriate category of property, plant and equipment, and depreciation commences.

Leases

Leases

At inception, the Company early adopted ASC Topic 842, Leases (“ASC 842”). Currently, the Company only holds short term leases and has elected to apply the short-term lease exemption.

For all future lease arrangements, at the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on the unique facts and circumstances present in the arrangement and in accordance with the guidance of ASC 842. Operating lease liabilities and their corresponding right-of-use assets are initially recorded based on the present value of lease payments over the expected remaining lease term. Certain adjustments to the right-of-use asset may be required for items such as incentives received. The interest rate implicit in lease contracts is typically not readily determinable. As a result, the Company utilizes its incremental borrowing rate to discount lease payments, which reflects the fixed rate at which the Company could borrow, on a collateralized basis, the amount of the lease payments in the same currency, for a similar term, in a similar economic environment. The Company currently does not have financing leases.

The Company has elected not to recognize leases with an original term of one year or less on the consolidated balance sheets. Options to renew or early terminate a lease are included in the initial lease term of a lease when there is reasonable certainty that the option will be applied.

The Company’s lease expense is recognized in the consolidated statements of operations according to its use in either research and development expenses or general administrative expenses. Currently, all lease expense is recorded in general and administrative expense.

Warrants

Warrants

Common share purchase warrants entitle the holder to acquire common shares of the Company at a specified price for a specified period of time, which are classified as equity. Warrants are measured at the date of issuance using the Black-Scholes-Merton option pricing model. On January 28, 2021, all outstanding warrants to purchase common shares of the Company were exercised resulting in cash proceeds of $20,000,000 (see note 18).

Research and development costs

Research and development costs

Research and development costs are expensed as incurred. Research and development expenses consist of costs incurred in performing research and development activities, including costs for salaries and bonuses, employee benefits, subcontractors, facility-related expenses, depreciation and amortization, share-based compensation, third-party license fees, laboratory supplies, and external costs of outside vendors engaged to conduct discovery, preclinical and clinical development activities and clinical trials as well as to manufacture clinical trial materials, and other costs. The Company recognizes external research and development costs based on an evaluation of the progress to completion of specific tasks using information provided to the Company by its service providers.

Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are recorded as prepaid expenses. Such prepaid expenses are recognized as an expense when the goods have been delivered or the related services have been performed, or when it is no longer expected that the goods will be delivered, or the services rendered.

Upfront payments under license agreements are expensed as research and development expense upon receipt of the license, and annual maintenance fees under license agreements are expensed in the period in which they are incurred. Milestone payments under license agreements are accrued, with a corresponding expense being recognized, in the period in which the milestone is determined to be probable of achievement and the related amount is reasonably estimable.

Acquired in-process research and development expense

Acquired in-process research and development expense

The Company has entered into various research, development and manufacturing contracts with research institutions and other companies. These agreements are generally cancelable, and related costs are recorded as research and development expenses as incurred. The Company records accruals for estimated ongoing research, development and manufacturing costs.

The upfront payments to acquire a new drug compound, as well as subsequent milestone payments, are immediately expensed as acquired in-process research and development, provided that the drug has not achieved regulatory approval for marketing and, absent obtaining such approval, has no alternative future use. Once regulatory approval is received, payments to acquire rights, and the related milestone payments, are capitalized and the amortization of such assets recorded to product cost of sales.

Share-based compensation expense

Share-based compensation expense

The Company recognizes share-based compensation expense for all share-based awards made to employees, directors and consultants based on estimated fair values. The Company determines share-based compensation on the grant date using the Black-Scholes-Merton option pricing model. The value of the award is recognized as expense on a straight-line basis over the requisite service period. The Company applies the provisions in ASU 2016‑09 Improvements to Employee Share-Based Payment Accounting, which allows for forfeitures to be recognized in the period in which they occur. The Company applies the provisions in ASU 2018‑07 (as defined below) which aligns the accounting for share-based payments to non-employees with that of employees, with certain exceptions.

Income taxes

Income taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies.

The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more likely than not to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the consolidated financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties.

The Company may be entitled to investment tax credits in connection with its research and development costs. These investment tax credits are non-refundable tax credits and are accounting for in accordance with the Company’s income tax accounting policies.

Net income (loss) per share

Net income (loss) per share

Basic net income (loss) per share attributable to common stockholders is computed by dividing the net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding for the period.

Diluted net income (loss) attributable to common stockholders is computed by adjusting net income (loss) attributable to common stockholders to reallocate undistributed earnings based on the potential impact of dilutive securities. Diluted net income (loss) per share attributable to common stockholders is computed by dividing the diluted net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding for the period, including potential dilutive common shares. For purpose of this calculation, outstanding warrants and stock options are considered potential dilutive common shares.

Segment information

Segment information

The Company manages its operations as a single operating segment for the purposes of assessing performance and making operating decisions. The Company’s focus is on the development of radioligand therapy for the treatment of cancer.

Recently adopted accounting standards

Recently adopted accounting standards

Leases

In February 2016, the FASB issued guidance on accounting for leases in ASU No. 2016‑02. The guidance requires that lessees recognize a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term at the commencement date. The guidance was effective for fiscal years beginning after December 15, 2021. The Company has early adopted the new leases standard at the date of incorporation, September 18, 2019.

The Company has elected certain practical expedients permitted in ASC 842. The Company has elected an accounting policy to not allocate payments made under the lease agreement between lease and non-lease components. Currently, the Company only holds short term leases and has elected to apply the short-term lease exemption under ASC 842, Leases.

Financial Instruments — Credit Losses

In June 2016, the FASB issued ASU No. 2016‑13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016‑13”), which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016‑13 replaces the existing incurred loss impairment model with an expected loss model. It also eliminates the concept of other-than-temporary impairment and requires credit losses related to available-for-sale debt securities to be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. The Company early adopted ASU 2016‑13 on the date of incorporation, September 18, 2019. There was no material impact on the Company’s consolidated financial statements and related disclosures.

Share-Based Compensation

In June 2018, the FASB issued ASU 2018‑07, Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018‑07”). ASU 2018‑07 simplifies the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments to employees, with certain exceptions. Some of the areas of simplification apply only to non-public entities. The amendments are effective for annual periods beginning after December 15, 2019. The Company adopted ASU 2018‑07 effective January 1, 2020 and evaluated its nonemployee share based compensation arrangements in accordance with this guidance. There were no share-based compensation arrangements entered into by the Company prior to this adoption.

Fair Value Measurement

In August 2018, the FASB issued ASU 2018‑13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018‑13”), which modifies the existing disclosure requirements for fair value measurements in ASC 820. The provisions of ASU 2018‑13 include eliminated and modified disclosure requirements. The Company early adopted ASU 2018‑13 on the date of incorporation, September 18, 2019. There was no material impact on the Company’s consolidated financial and related disclosures.

Income Taxes

In December 2019, the FASB issued ASU No. 2019‑12, Income Taxes (Topic 740), Simplifying the Accounting for Income Taxes (“ASU 2019‑12”), which removes certain exceptions to the general principles of ASC 740 and improves consistent application of and simplifies GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The Company early adopted ASU 2019‑12 on the date of incorporation, September 18, 2019. There was no material impact on the Company’s consolidated financial statements and related disclosures.

IBOR Reform

In March 2020, the FASB issued ASU 2020‑04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020‑04”). ASU 2020‑04 provides temporary optional expedients and exceptions to the US GAAP guidance on contract modifications and hedge accounting to ease the financial reporting burdens of the expected market transition from the London Interbank Offered Rate (LIBOR) and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). In addition, it allows entities to make a one-time election to sell and/or reclassify held-to-maturity debt securities that reference an interest rate affected by reference rate reform. ASU 2020‑04 is effective upon issuance and generally can be applied through December 31, 2022.

The Company adopted the provisions of ASU 2020‑04 on its issuance date and there is no material impact to the Company as the result of the adoption.